FS VARIABLE ANNUITY ACCOUNT ONE OF FIRST
SUNAMERICA LIFE INSURANCE COMPANY                                     - NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/28/06
--------------------------------------------------------------------------------
1

                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: __/__/__  (a)
             or fiscal year ending: 12/31/05  (b)

Is this a transition report? (Y/N)                                             N

Is this an amendment to a previous filing? (Y/N)                               N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name: FS Variable Annuity Account Nine of
                         First SunAmerica Life Insurance Company

     B. File Number: 811-21230

     C. Telephone Number: (310) 772-6000

2.   A. Street: c/o AIG SunAmerica, 1 SunAmerica Center

     B. City: Los Angeles

     C. State: CA

     D. Zip Code: 90067               Zip Ext: 6022

     E. Foreign Country: __________   Foreign Postal Code: __________

3.   Is this the first filing on this form by Registrant? (Y/N)                Y

4.   Is this the last filing on this form by Registrant? (Y/N)                 N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)           N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust(UIT)? (Y/N)                         Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)            N
        [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?


--------------------------------------------------------------------------------
                                                                          Page 1

FS VARIABLE ANNUITY ACCOUNT ONE OF FIRST
SUNAMERICA LIFE INSURANCE COMPANY                                     - NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/28/06
--------------------------------------------------------------------------------
2

For period ending 12/31/05                               If filing more than one
File number 811-21230                                      Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111. A. [/]   Depositor Name: First SunAmerica Life Insurance Company
     B. [/]   File Number (If any): 333-118225
     C. [/]   City: New York      State: NY     Zip Code: 10017   Zip Ext.: ____
        [/]   Foreign Country: ______________   Foreign Postal Code: ___________

111. A. [/]   Depositor Name: _____________________________________
     B. [/]   File Number (If any): _________
     C. [/]   City: ___________   State: ____   Zip Code: _____   Zip Ext.: ____
        [/]   Foreign Country: ______________   Foreign Postal Code: ___________

112. A. [/]   Sponsor Name: _______________________________________
     B. [/]   File Number (If any): _________
     C. [/]   City: ___________   State: ____   Zip Code: _____   Zip Ext.: ____
        [/]   Foreign Country: ______________   Foreign Postal Code: ___________

112. A. [/]   Sponsor Name: _______________________________________
     B. [/]   File Number (If any): _________
     C. [/]   City: ___________   State: ____   Zip Code: _____   Zip Ext.: ____
        [/]   Foreign Country: ______________   Foreign Postal Code: ___________


                                 PAGE NUMBER 47


--------------------------------------------------------------------------------
                                                                          Page 2

FS VARIABLE ANNUITY ACCOUNT ONE OF FIRST
SUNAMERICA LIFE INSURANCE COMPANY                                     - NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/28/06
--------------------------------------------------------------------------------
3

For period ending 12/31/05                               If filing more than one
File number 811-21230                                      Page 48, "X" box: [ ]

111. A. [/]   Trustee Name: _______________________________________
     B. [/]   City: ___________   State: ____   Zip Code: _____   Zip Ext.: ____
        [/]   Foreign Country: ______________   Foreign Postal Code: ___________

113. A. [/]   Trustee Name: _______________________________________
     B. [/]   City: ___________   State: ____   Zip Code: _____   Zip Ext.: ____
        [/]   Foreign Country: ______________   Foreign Postal Code: ___________

114. A. [/]   Principal Underwriter Name: AIG SunAmerica Capital Services, Inc.
     B. [/]   File Number: 8-28733
     C. [/]   City: New York      State: NY     Zip Code: 10017   Zip Ext.: ____
        [/]   Foreign Country: ______________   Foreign Postal Code: ___________

114. A. [/]   Principal Underwriter Name: _________________________
     B. [/]   File Number: _________
     C. [/]   City: ___________   State: ____   Zip Code: _____   Zip Ext.: ____
        [/]   Foreign Country: ______________   Foreign Postal Code: ___________

115. A. [/]   Independent Public Accountant Name: PricewaterhouseCoopers LLP
     B. [/]   City: Los Angeles   State: CA     Zip Code: 90071   Zip Ext.: 2889
        [/]   Foreign Country: ______________   Foreign Postal Code: ___________

115. A. [/]   Independent Public Accountant Name: _________________
     B. [/]   City: ___________   State: ____   Zip Code: _____   Zip Ext.: ____
        [/]   Foreign Country: ______________   Foreign Postal Code: ___________


                              PAGE NUMBER 48


--------------------------------------------------------------------------------
                                                                          Page 3

FS VARIABLE ANNUITY ACCOUNT ONE OF FIRST
SUNAMERICA LIFE INSURANCE COMPANY                                     - NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/28/06
--------------------------------------------------------------------------------
4

For period ending 12/31/05                               If filing more than one
File number 811-21230                                      Page 49, "X" box: [ ]

116. Family of investment companies information:

     A. [/]   Is Registrant part of a family of investment companies?
              (Y/N)                                                           N
                                                                             ---
                                                                             Y/N

     B. [/]   Identify the family in 10 letters: __________
              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/]   Is Registrant a separate account of an insurance company?
              (Y/N)                                                           Y
                                                                             ---
                                                                             Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/]   Variable annuity contracts? (Y/N)                               Y
                                                                             ---
                                                                             Y/N

     C. [/]   Scheduled premium variable life contracts? (Y/N)                N
                                                                             ---
                                                                             Y/N

     D. [/]   Flexible premium variable life contracts? (Y/N)                 N
                                                                             ---
                                                                             Y/N

     E. [/]   Other types of insurance products registered under the
              Securities Act of 1933? (Y/N)                                   N
                                                                             ---
                                                                             Y/N

118. [/] State the number of series existing at the end of the period that
         had securities registered under the Securities Act of 1933            1

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
         period                                                                1

120. [/] State the total value of the portfolio securities on the date of
         deposit for the new series included in item 119 ($000's omitted)     $0

121. [/] State the number of series for which a current
         prospectus was in existence at the end of the
         period                                                                1

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                                        1


                                 PAGE NUMBER 49


--------------------------------------------------------------------------------
                                                                          Page 4

FS VARIABLE ANNUITY ACCOUNT ONE OF FIRST
SUNAMERICA LIFE INSURANCE COMPANY                                     - NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/28/06
--------------------------------------------------------------------------------
5

For period ending 12/31/05                               If filing more than one
File number 811-21230                                     Page 50, "X" box: [ ]

123. [/] State the total value of the additional units considered in
         answering item 122 ($000's omitted)                                $883

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
         (the value of these units is to be measured on the date they
         were placed in the subsequent series) (000's omitted)              $___

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant (000's
         omitted)                                                           $___

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
     series.) (000's omitted)                                               $___

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                              Number of   Total Assets     Total Income
                                                Series       ($000's       Distributions
                                              Investing     omitted)     ($000's omitted)
                                              ---------   ------------   ----------------
A. U.S. Treasury direct issue                                 $___             $___
B. U.S. Government agency                                     $___             $___
C. State and municipal tax-free                               $___             $___
D. Public utility debt                                        $___             $___
E. Brokers or dealers debt or debt of
      brokers' or dealers' parent                             $___             $___
F. All other corporate intermed.
      & long-term debt                                        $___             $___
G. All other corporate short-term debt                        $___             $___
H. Equity securities of brokers or dealers
      or parents of brokers or dealers                        $___             $___
I. Investment company equity securities                       $___             $___
J. All other equity securities                    1           $697             $  6
K. Other securities                                           $___             $___
L. Total assets of all series of registrant       1           $697             $  6


                                 PAGE NUMBER 50


--------------------------------------------------------------------------------

FS VARIABLE ANNUITY ACCOUNT ONE OF FIRST
SUNAMERICA LIFE INSURANCE COMPANY                                     - NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/28/06
--------------------------------------------------------------------------------
6

For period ending 12/31/05                               If filing more than one
File number 811-21230                                      Page 51, "X" box: [ ]

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
         other than the issuer? (Y/N)                                         N
                                                                             ---
                                                                             Y/N

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                             ---
                                                                             Y/N

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                             ---
                                                                             Y/N

131. [/] Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                            $6

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-21230   811-_____   811-_____   811-_____   811-______

811-_____   811-_____   811-_____   811-_____   811-_____

811-_____   811-_____   811-_____   811-_____   811-_____

811-_____   811-_____   811-_____   811-_____   811-_____

811-_____   811-_____   811-_____   811-_____   811-_____

811-_____   811-_____   811-_____   811-_____   811-_____

811-_____   811-_____   811-_____   811-_____   811-_____

811-_____   811-_____   811-_____   811-_____   811-_____

811-_____   811-_____   811-_____   811-_____   811-_____


                                 PAGE NUMBER 51


--------------------------------------------------------------------------------
                                                                          Page 6

FS VARIABLE ANNUITY ACCOUNT ONE OF FIRST
SUNAMERICA LIFE INSURANCE COMPANY                                     - NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/28/06
--------------------------------------------------------------------------------
7

SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 104, 110 or 132 as appropriate.

The report is signed on behalf of the registrant (or depositor or trustee).

CITY OF: Los Angeles   STATE OF: CA   DATE: February 28, 2006

NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE: First SunAmerica Life
                                           Insurance Company

By (Name and Title):                    Witness (Name and Title):


/S/ Stewart Polakov                     /S/ Christine A. Nixon
-------------------------------------   ----------------------------------------
Stewart Polakov                         Christine A. Nixon
Sr. Vice President & Controller         Sr. Vice President & Secretary


--------------------------------------------------------------------------------
                                                                          Page 7